Stockholders' Equity (Details Textual) - USD ($)														1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 15, 2014	Nov. 10, 2014	Sep. 09, 2014	Jul. 15, 2014	Dec. 13, 2013	Nov. 12, 2013	Oct. 15, 2013	Oct. 10, 2013	Aug. 27, 2013	May. 01, 2013	Mar. 29, 2013	Dec. 10, 2012	Nov. 29, 2012	Nov. 21, 2014	Oct. 31, 2013	Apr. 16, 2013	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2012
Stockholders' Equity (Textual)
Stock repurchase program, number of shares authorized to be repurchased															20,000,000							300,000,000
Exercise price, Per share																	$ 0.3817		$ 0.3817		$ 0.41
Number of shares outstanding																					39,839,000	49,704,952	33,404,000		55,326,595
Additional paid in capital																						$ 130,886,161
Common stock, shares issued																	153,898,166		153,898,166		150,728,628	137,220,331
Conversion of common stock, shares																					3,597,976
Shares issued on exercise of stock warrants																			$ 50,000		$ 213,457	$ 131,100
Common stock issued for conversion																			0
Proceeds from stock option exercised																			$ 50,000
Number of common stock issued, shares																				147,981		500,000
Aggregate amount of common stock issued																			$ 1,000,000			$ 245,000
Stock compensation, shares																					25,000
Number of shares vested																			31,939,000		38,089,000
Stock options granted																			5,750,000	1,166,476	5,750,000	17,134,334
Stock-based compensation vesting option																	1,250,000		1,250,000		6,266,334	5,832,400
Compensation recognized on modification																			$ 0		$ 2,094,970	$ 489,726
Stock based compensation expense																	$ 149,966	$ 266,684	330,780		2,094,970	2,242,606
Stock granted value share-based compensation																			0		14,500	1,349,809
Amortization of consulting fees																					1,081,553	403,071
Share based compensation, recognized through vesting of common stock options																					998,917	1,349,809
Gross proceeds from common stock issued																			1,050,000	$ 1,900,907	$ 1,900,907	$ 824,486
Shares issued for consulting services, Value																			$ 91,000
Number of warrants expired																					1,000,000
Stock option and warrant outstanding																	33,404,000		33,404,000
Trading price																				$ 0.26
Option vested																			1,250,000	2,600,000	6,266,334	5,832,400
Common stock voting right description																			The holders of the Company's common stock are entitled to one vote per share of common stock held.
Consulting Services [Member]
Stockholders' Equity (Textual)
Number of common stock issued, shares																			3,169,538
Shares issued for services (in shares)																						3,597,976
Warrant [Member]
Stockholders' Equity (Textual)
Conversion of common stock, shares																					2,026,500
Shares issued for warrants exercised																						689,000
Common stock option exercised for conversion																					2,026,500
Number of warrants exercised																	200,000		200,000		1,725,000
Warrants exercise price																	$ 0.25		$ 0.25		$ 0.08
Warrant purchase																	200,000	301,500	200,000	301,500
Number of warrants exercised one																					300,000
Warrants exercise price one																					$ 0.25
Number of warrants exercised two																					1,500
Warrants exercise price two																					$ 0.304
Number of warrants expired																			1,400,000
Stock option, Method used		Binomial Option Model
Warrant [Member] | Exercise Price One [Member]
Stockholders' Equity (Textual)
Warrants exercise price																		$ 0.25		$ 0.25
Warrant purchase																		300,000		300,000
Warrant [Member] | Exercise Price Two [Member]
Stockholders' Equity (Textual)
Warrants exercise price																		$ 0.304		$ 0.304
Warrant purchase																		1,500		1,500
Common Stock [Member]
Stockholders' Equity (Textual)
Common stock repurchased, shares																					389,060
Common stock repurchased, value																					$ 201,461
Exercise price, Per share																	$ 0.26		$ 0.26
Additional paid in capital																					201,072
Reduced common stock																					$ 389
Common stock, shares issued																					13,897,457	4,747,839
Conversion of common stock, shares																					147,981	498,791
Convertible debt, shares issued																				100,000		2,104,000
Shares issued on exercise of stock warrants																			$ 200		$ 2,027	$ 689
Shares issued for warrants exercised																			200,000		2,026,500	689,000
Common stock issued for conversion																			0	100,000	100,000	2,104,000
Convertible debt principal and accrued interest																					$ 50,000	$ 1,052,000
Common stock option																					1,166,476	1,590,000
Proceeds from stock option exercised																				$ 75,456
Common stock option exercised for conversion																					3,597,976	956,048
Common stock option, share																					3,597,976	956,048
Common stock option, value																					$ 1,687,457
Number of common stock issued, shares																			2,619,538	401,500		500,000
Aggregate amount of common stock issued																						$ 245,000
Stock compensation, shares																					25,000
Warrant purchase																	200,000	301,500	200,000	301,500
Stock options granted			250,000
Stock options, exercise price			$ 0.382
Expected term			5 years
Shares issued for services (in shares)																			350,000
Gross proceeds from common stock issued																			$ 1,000,000
Shares issued for consulting services, Value																			$ 350
Debt conversion stock, amount																				$ 50,000
Stock Option [Member]
Stockholders' Equity (Textual)
Conversion of common stock, shares																					147,981
Proceeds from stock option exercised																					$ 1,687,457
Common stock option exercised for conversion																					3,597,976
Shares issued for services (in shares)																					147,981
Consultant [Member]
Stockholders' Equity (Textual)
Amortization of consulting fees																						$ 403,071
Shares issued for services (in shares)																					5,750,000	5,750,000
Consultant [Member] | Common Stock [Member]
Stockholders' Equity (Textual)
Common stock option, share																						956,048
Common stock option, value																						$ 448,386
Director [Member]
Stockholders' Equity (Textual)
Exercise price, Per share																						$ 0.469
Proceeds from stock option exercised																						$ 131,999
Stock options granted		250,000	250,000	250,000	200,000	200,000		500,000	250,000	200,000	200,000	200,000	200,000			50,000
Stock options, exercise price		$ 0.303	$ 0.42	$ 0.38	$ 0.528	$ 0.632		$ 0.609	$ 0.604	$ 0.705	$ 0.687	$ 0.446	$ 0.389			$ 0.676
Fair value of the options		$ 48,325	$ 57,200	$ 46,975	$ 69,840	$ 68,160		$ 113,300
Fair value assumptions, exercise price				$ 0.37	$ 0.55	$ 0.57		$ 0.54
Risk free interest rate		1.65%	1.77%	1.60%	1.55%	1.47%		0.68%
Expected volatility rate		102.66%	105.96%	111.02%	91.31%	91.60%		81.67%
Expected term				5 years	5 years	5 years		3 years
Stock-based compensation vesting option			57,200	46,975	69,840	68,160		113,300
Expiration date		Nov. 10, 2019						Oct. 10, 2016
Shares issued for services (in shares)																						490,588
Trading price		$ 0.29
Stock option, Method used		Binomial Option Model
Stock option vesting period			5 years	5 years	5 years	5 years
Option vested			250,000	250,000	200,000	200,000
Chief Financial Officer [Member]
Stockholders' Equity (Textual)
Number of common stock issued, shares																					200,000
Aggregate amount of common stock issued																					$ 14,500
Stock options granted															750,000						25,000
Stock options, exercise price															$ 0.62				$ 0.2805
Fair value of the options															$ 287,925
Fair value assumptions, exercise price															$ 0.62
Risk free interest rate															1.31%
Expected volatility rate															91.85%
Expected term															3 years
Stock-based compensation vesting option															250,000
Vesting description															The stock options vest annually in equal installments of 250,000 over a three year period commencing on November 1, 2014.
Expiration date															Nov. 01, 2018
Common stock options vesting							200,000								200,000									200,000
Unvested options cancelled															225,000
Compensation recognized on modification																					$ 998,917
Stock option vesting period																			3 years
Option vested							425,000													25,000
Employee [Member]
Stockholders' Equity (Textual)
Stock options granted	435,000													150,000
Stock options, exercise price	$ 0.25													$ 0.2805
Fair value of the options	$ 72,341													$ 28,230
Risk free interest rate	1.64%													1.60%
Expected volatility rate	100.54%													100.62%
Expiration date	Dec. 15, 2019													Nov. 21, 2019
Trading price	$ 0.23													$ 0.26
Stock option, Method used	Binomial Option Model													Binomial Option Model
Stock option vesting period	3 years													3 years
Option vested	145,000													50,000
Employee One [Member]
Stockholders' Equity (Textual)
Stock options granted														380,000
Stock options, exercise price														$ 0.2805
Fair value of the options														$ 71,516,000
Risk free interest rate														0.26%
Expected volatility rate														1.60%
Expiration date														Nov. 21, 2019
Trading price														$ 0.26
Stock option, Method used														Binomial Option Model
Stock option vesting period														3 years
Option vested														126,667
Doublevision Networks Inc. [Member] | Common Stock [Member]
Stockholders' Equity (Textual)
Common stock, shares issued																					8,000,000